INCOME TAXES	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense (benefit) for the years ended December 31, 2024, 2023 and 2022 consists of the following (in thousands):

	Year Ended December 31
	2024	2023	2022
Current:
Federal	$—	$—	$—
State	(93)	167	(32)
Total current	(93)	167	(32)

Deferred:
Federal	939	53	(4,077)
State	2,249	(917)	(3,110)
Total deferred	3,188	(864)	(7,187)
Total income tax expense (benefit)	$3,095	$(697)	$(7,219)
A reconciliation of the statutory federal income tax rate to the effective income tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31
	2024	2023	2022
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	5.0%	2.8%	(12.5)%
Non-deductible ERP expense	—%	—	(32.8)%
Return to provision adjustments	(0.2)%	—	—
ERP warrant exercises	(1.8)%	—	23.5%
Change in valuation allowance	(23.0)%	6.4%	(19.8)%
Share based compensation	(1.1)%	(31.0)%	6.4%
Other	3.0%	4.0%	(0.2)%
Effective income tax rate	2.9%	3.2%	(14.4)%
The components of deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Federal and state net operating losses	$65,362	$65,687
Accrued expenses	9,573	7,591
Interest carryforward	6,484	10,706
Unexercised ERP warrants	7,981	12,239
Stock based compensation	24,924	22,552
R&D credits	2,337	3,016
Depreciation and amortization	7,747	7,895
Lease liability	6,129	5,697
R&E capitalized expenses	6,252	5,206
Other	1,129	3,228
Gross deferred tax assets	137,918	143,817
Valuation allowance	(93,644)	(118,073)
Net deferred tax assets	44,274	25,744

Unrealized gain on derivative assets	(23,294)	—
Intangible assets and land	(26,206)	(26,312)
Internally developed software	(1,240)	(2,774)
Right of use asset	(4,300)	(4,236)
Deferred tax liabilities	(55,040)	(33,322)
Net deferred tax liability	$(10,766)	$(7,578)
The Company provides a valuation allowance against deferred tax assets if, based on management’s assessment of historical and projected future operating results and other available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Based on the Company's assessment at December 31, 2024 and 2023, which was based on historical operating results, the Company recorded a valuation allowance of $93.6 million and $118.1 million, respectively. The net deferred tax liability relates to the balance of indefinite lived assets that remain after being reduced by federal net operating losses carryforward, which are limited to 80% of the taxable income in any one period.
At December 31, 2024, the Company had Federal net operating loss carryforwards of $241.8 million. Federal net operating losses in the amount of $54.5 million incurred for years ending on or before December 31, 2017 have a twenty year carryforward period.  Those losses are set to expire between 2033 and 2037.  Losses in the amount of $187.3 million incurred in years beginning on or after January 1, 2018 do not have an expiration period.  While these losses will have an unlimited carryforward period, they will only be permitted to offset 80% of current taxable income.
At December 31, 2023, the Company had Federal net operating loss carryforwards of $252.5 million. Federal net operating losses in the amount of $71.8 million incurred for years ending on or before December 31, 2017 have a twenty year carryforward period.  Those losses are set to expire between 2033 and 2037.  Losses in the amount of $180.7 million incurred in years beginning on or after January 1, 2018 do not have an expiration period.  While these losses will have an unlimited carryforward period, they will only be permitted to offset 80% of current taxable income.
At December 31, 2024 and 2023, the Company had state net operating loss carryforwards of $217.2 million and $176.8 million, respectively. State net operating losses in the amount of $9.8 million can be carried forward indefinitely. The remaining $207.4 million will begin expiring in 2035.
The Company recognizes penalties and interest accrued related to unrecognized tax benefits as income tax expense. During 2024, the Company accrued interest of $0.1 million and nil penalties and in total, as of December 31, 2024, had recognized a liability for interest of $0.1 million. The Company accrued no interest or penalties for the year ended December 31, 2023 and had no liability for interest or penalties as of December 31, 2023.
In the normal course of business, the Company is subject to examination by federal, state and local tax authorities. The major jurisdictions and their respective earliest open period subject to examination, as of December 31, 2024, are as follows:

Jurisdiction	Year
Federal	2022
Illinois	2021
New York City	2021
New York State	2021
Pennsylvania	2021
INCOME TAXES
The Company calculates the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to the ordinary income or loss for the reporting period, which excludes any unusual or infrequently occurring discrete items, together with any discrete tax amounts for the reporting period, in accordance with ASC 740, “Income Taxes”. The Company has U.S. federal net operating loss (“NOL”) carryforwards available to reduce future U.S. federal taxable income and generally can be carried forward indefinitely, but are subject to a limitation on deductibility equal to 80% of federal taxable income in any given year for NOLs arising in tax years beginning after December 31, 2017. Due to the availability of these NOL carryforwards and other federal tax attributes, the Company has no current U.S. federal income tax liability. The Company has current U.S. state tax in certain states because of limitations in deductibility of NOL carryforwards in those states. The Company provides a valuation allowance against its net U.S. deferred tax assets, on the basis that it is more likely than not that the assets will not be realized, and records a deferred tax liability on U.S. indefinite lived assets. Consequently, the provision for income taxes is primarily driven by current U.S. state tax in states with limitations in deductibility of NOL carryovers, changes in the deferred tax liability on U.S. indefinite lived assets and Guernsey tax on TISE's income.
The effective tax rates (“ETRs”) for the nine months ended September 30, 2025 and 2024 were (0.5)% and 2.7%, respectively, and for the three months ended September 30, 2025 and 2024 were 0.8% and (94.7)%, respectively. The ETRs differ from the statutory U.S. federal rate of 21.0% primarily due to the valuation allowance against the net U.S. deferred tax asset. The ETRs for the nine months and three months ended September 30, 2025 were different to the ETRs for the same periods in 2024 mainly due to changes in the valuation allowance.
On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act which introduced significant changes to numerous areas of U.S. federal income tax law, including permanency of certain provisions in the Tax Cuts and Jobs Act, R&D expensing, and bonus depreciation. This resulted in an income tax benefit in the third quarter of 2025.